Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payable	€ 2,096,225	€ 2,412,588
VAT payable	95,805	37,127
Payroll taxes payable	39,251	46,268
Customer deposits		156,886
Total	€ 2,231,281	€ 2,652,869